CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 945	$ 5
Accounts receivable, net	325
Inventories	134
Prepayments and other current assets	404	3
Current assets of discontinued operation		12,936
Total current assets	1,808	12,944
Non-current assets:
Goodwill	3,759
Intangible assets, net	3,660
Property, equipment and software, net	12
Operating right-of-use assets, net	99
Other non-current assets	9
Non-current assets of discontinued operations		1,228
Total non-current assets	7,539	1,228
TOTAL ASSETS	9,347	14,172
Current liabilities:
Short-term borrowing	0	250
Accounts payable	137
Accrued expenses and other liabilities	1,222	273
Operating lease liabilities, current	85
Current liabilities of discontinued operations (including amounts of consolidated VIEs of US$47,545 and nil, respectively)		67,053
Total current liabilities	1,444	67,576
Non-current liabilities:
Long-term borrowing	1,800	0
Operating lease liabilities, non-current	24
Non-current liabilities of discontinued operations (including amounts of consolidated VIEs of US$727 and nil, respectively)		727
Total non-current liabilities	1,824	727
TOTAL LIABILITIES	3,268	68,303
Commitments and contingencies (Note 16)
SHAREHOLDERS' (DEFICIT)/EQUITY
Additional paid-in capital	371,955	303,532
Statutory reserves		1,474
Accumulated other comprehensive income/(loss)	(364)	9,216
Accumulated deficit	(370,181)	(370,331)
Total shareholders' (deficit)/equity	1,490	(56,039)
Non-controlling interests	4,589	1,908
TOTAL (DEFICIT)/EQUITY	6,079	(54,131)
TOTAL LIABILITIES AND (DEFICIT)/EQUITY	9,347	14,172
Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	74	63
Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	$ 6	$ 7